Inventories (Tables)	6 Months Ended
Jun. 30, 2020
Classes Of Inventories [Abstract]
Summary of Inventories
	June 30,	December 31,
	2020	2019
Raw materials	$7,442	$7,175
Finished goods	256	357
	$7,698	$7,532